S000008601 [Member] Investment Strategy - William Blair Large Cap Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of large capitalized (“large cap”) companies. The Fund invests primarily in a portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of large cap U.S. growth companies that are expected to exhibit quality growth characteristics. For purposes of the Fund, the Adviser considers a company to be a large cap company if it has a market capitalization no smaller than the smallest capitalized company included in the Russell 1000® Index at the time of the Fund’s investment. Securities of companies whose market capitalizations no longer meet this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics and growth prospects similar to large cap companies, but that may have market capitalizations below the market capitalization of the smallest member of the Russell 1000® Index.
The Russell 1000® Index is a widely recognized, unmanaged index that measures the performance of the 1,000 largest U.S. companies. The companies in the Russell 1000® Index are considered representative of large cap companies. The size of companies in the Russell 1000® Index may change with market conditions. In addition, changes to the composition of the Russell 1000® Index can change the market capitalization range of the companies included in the index. As of March 31, 2026, the Russell 1000® Index included securities issued by companies that ranged in size between $907 million and $4.2 trillion. The Russell 1000® Growth Index, the Fund’s performance benchmark, measures the performance of those Russell 1000 companies with a greater-than-average growth orientation.
In choosing investments, the Adviser performs fundamental company analysis and focuses on stock selection. The Adviser evaluates the extent to which a company meets the quality growth criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company should be, or should have the expectation of becoming, a significant provider in the primary markets it serves, (b) the company should have some distinctive attribute relative to present or potential competitors (for example, this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the company should participate in an industry expected to grow rapidly due to economic factors or technological change or should grow through market share gains in its industry and (d) the company should have a strong management team.
THE FUND IS NON‑DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.